Business, Basis of Presentation and Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation
Principles of Consolidation

The accompanying condensed unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and with the instructions for Quarterly Reports on Form 10-Q and Rule 10-01 of Regulation S-X. Pursuant to these rules and regulations, certain information and footnote disclosures normally included in the annual audited consolidated financial statements prepared in accordance with GAAP have been condensed or omitted.
The condensed unaudited consolidated financial statements include the accounts of IEA and its wholly-owned direct and indirect domestic and foreign subsidiaries and in the opinion of management, these financial statements reflect all adjustments (consisting of normal recurring adjustments) that are necessary to present fairly the results of operations for the interim periods presented. The results of operations for the nine months ended September 30, 2019 are not necessarily indicative of the results that may be expected for the year ending December 31, 2019. These financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2018 and notes thereto included in the Company’s 2018 Annual Report on Form 10-K.

The accompanying consolidated financial statements include the accounts of Infrastructure and Energy Alternatives, Inc. and its wholly-owned direct and indirect domestic and foreign subsidiaries: IEA Intermediate Holdco, LLC (“Holdings”), IEA Services, IEA Management Services, Inc., IEA Constructors, Inc. (f/k/a IEA Renewable, Inc.), White Construction, Inc. (“White”), White Electrical Constructors, Inc., IEA Equipment Management, Inc., White’s wholly-owned subsidiary H.B. White Canada Corp. (“H.B. White”), and from their date of acquisition, CCS and William Charles. All intercompany accounts and transactions are eliminated in consolidation.

The Company operates in one reportable segment, providing EPC services. Operations prior to the Merger are the historical operations of IEA Services as discussed in Note 2. Merger, Acquisitions and Discontinued Operations.

Basis of Accounting	The accompanying consolidated financial statements have been prepared in accordance with GAAP.	The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the U.S. (“GAAP”).
Use of Estimates
The preparation of the condensed consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and the accompanying notes. Key estimates include: the recognition of project revenue and profit or loss (which the Company defines as project revenue less project costs of revenue), in particular, on construction contracts accounted for under the percentage-of completion method, for which the recorded amounts require estimates of costs to complete projects, ultimate project profit and the amount of probable contract price adjustments as inputs; allowances for doubtful accounts; accrued self-insurance reserves; other reserves and accruals; accounting for income taxes; and the estimated impact of contingencies and ongoing litigation. While management believes that such estimates are reasonable when considered in conjunction with the Company’s consolidated financial position and results of operations, actual results could differ materially from those estimates.

The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. Key estimates include: the recognition of revenue and project profit or loss (which the Company defines as project revenue less project cost of revenue), in particular, on construction contracts accounted for under the percentage-of completion method, for which the recorded amounts require estimates of costs to complete projects, ultimate project profit and the amount of probable contract price adjustments as inputs; fair value estimates, including those related to acquisitions and contingent consideration; valuations of goodwill and intangible assets; asset lives used in computing depreciation and amortization; accrued self-insured claims; other reserves and accruals; accounting for income taxes; and the estimated impact of contingencies and ongoing litigation. While management believes that such estimates are reasonable when considered in conjunction with the Company’s consolidated financial position and results of operations, actual results could differ materially from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents

The Company considers all unrestricted, highly liquid investments with a maturity of three months or less when purchased to be cash and cash equivalents. The Company maintains cash balances, which, at times, may exceed the amounts insured by the Federal Deposit Insurance Corporation.

Accounts Receivable
Accounts Receivable

The Company does not accrue interest to its customers and carries its customer receivables at their face amounts, less an allowance for doubtful accounts. Accounts receivable include amounts billed to customers under the terms and provisions of the contracts. Most billings are determined based on contractual terms. Included in accounts receivable are balances billed to customers pursuant to retainage provisions in certain contracts that are due upon completion of the contract and acceptance by the customer, or earlier as provided by the contract. As is common practice in the industry, the Company classifies all accounts receivable, including retainage, as current assets. The contracting cycle for certain long-term contracts may extend beyond one year, and accordingly, collection of retainage on those contracts may extend beyond one year. Accounts receivable include amounts billed to customers under retention provisions in construction contracts. Such provisions are standard in the Company’s industry and usually allow for a small portion of progress billings on the contract price, typically 10%, to be withheld by the customer until after the Company has completed work on the project. Based on the Company’s experience with similar contracts in recent years, billings for such retention balances at each balance sheet date are finalized and collected after project completion. Generally, unbilled amounts will be billed and collected within one year. The Company determined that there are no material amounts due past one year and no material amounts billed but not collected within one year.

The Company grants trade credit, on a non-collateralized basis, to its customers and is subject to potential credit risk related to changes in business and overall economic activity. The Company analyzes specific accounts receivable balances, historical bad debts, customer credit-worthiness, current economic trends and changes in customer payment terms when evaluating the adequacy of the allowance for doubtful accounts. In the event that a customer balance is deemed to be uncollectible, the account balance is written off against the allowance for doubtful accounts.

Revenue Recognition
Revenue Recognition

Revenue under construction contracts is accounted for under the percentage-of-completion method of accounting. Under the percentage-of-completion method, the Company estimates profit as the difference between total estimated revenue and total estimated cost of a contract and recognizes that profit over the contract term based on costs incurred. Contract costs include all direct materials, labor and subcontracted costs and those indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs, depreciation and the operational costs of capital equipment. The Company also has unit-price contracts that were not significant as of September 30, 2019.

The estimation process for revenue recognized under the percentage-of-completion method is based on the professional knowledge and experience of the Company’s project managers, engineers and financial professionals. Management reviews estimates of contract revenue and costs on an ongoing basis. Changes in job performance, job conditions and management’s assessment of expected contract settlements are factors that influence estimates of total contract value and total costs to complete those contracts and, therefore, the Company’s profit recognition. Changes in these factors may result in revisions to revenue, costs and income, and their effects are recognized in the period in which the revisions are determined, which could materially affect the Company’s results of operations in the period in which such changes are recognized.

Revenue derived from projects billed on a fixed-price basis totaled 98.5% and 99.8% of consolidated revenue from operations for the three months ended September 30, 2019 and 2018, respectively, and totaled 94.1% and 97.4% for the nine months ended September 30, 2019 and 2018, respectively. Revenue and related costs for construction contracts billed on a time and materials basis are recognized as the services are rendered. Revenue derived from projects billed on a time and materials basis also accounted for under the percentage of completion method totaled 1.5% and 0.2% of consolidated revenue from operations for the three months ended September 30, 2019 and 2018, respectively, and totaled 5.9% and 2.6% for the nine months ended September 30, 2019 and 2018, respectively.

For an approved change order which can be reliably estimated as to price, the anticipated revenues and costs associated with the change order are added to the total contract value and total estimated costs of the project, respectively. When costs are incurred for a) an unapproved change order which is probable to be approved or b) an approved change order which cannot be reliably estimated as to price, the total anticipated costs of the change order are added to both the total contract value and total estimated costs for the project. Once a change order becomes approved and reliably estimable, any margin related to the change order is added to the total contract value of the project. The Company actively engages in substantive meetings with its customers to complete the final approval process and generally expects these processes to be completed within a year. The amounts ultimately realized upon final acceptance by its customers could be higher or lower than such estimated amounts.

Provisions for losses on uncompleted contracts are made in the period in which such losses become evident. The Company may incur costs subject to change orders, whether approved or unapproved by the customer, and/or claims related to certain contracts. Management determines the probability that such costs will be recovered based upon engineering studies and legal opinions, past practices with the customer and specific discussions, correspondence and/or preliminary negotiations with the customer.

Classification of Construction Contract-Related Assets and Liabilities

Contract costs include all direct subcontract, material, and labor costs, and those indirect costs related to contract performance, such as indirect labor, supplies, tools, insurance, repairs, maintenance, communications, and use of Company-owned equipment. Contract revenues are earned and matched with related costs as incurred.

Costs and estimated earnings in excess of billings on uncompleted contracts are presented as a current asset in the accompanying condensed consolidated balance sheets, and billings in excess of costs and estimated earnings on uncompleted contracts are presented as a current liability in the accompanying condensed consolidated balance sheets. The Company’s contracts vary in duration, with the duration of some larger contracts exceeding one year. Consistent with industry practices, the Company includes the amounts realizable and payable under contracts, which may extend beyond one year, in current assets and current liabilities. These contract balances are generally settled within one year.

Revenue Recognition

Revenue under construction contracts is accounted for under the percentage-of-completion method of accounting. Under the percentage-of-completion method, the Company estimates profit as the difference between total estimated revenue and total estimated cost of a contract and recognizes that profit over the contract term based on costs incurred. Contract costs include all direct materials, labor and subcontracted costs and those indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs, depreciation and the operational costs of capital equipment. The Company also has unit-price contracts that were not significant as of December 31, 2018.

The estimation process for revenue recognized under the percentage-of-completion method is based on the professional knowledge and experience of the Company’s project managers, engineers and financial professionals. Management reviews estimates of contract revenue and costs on an ongoing basis. Changes in job performance, job conditions and management’s assessment of expected contract settlements are factors that influence estimates of total contract value and total costs to complete those contracts and, therefore, the Company’s profit recognition. Changes in these factors may result in revisions to costs and income, and their effects are recognized in the period in which the revisions are determined, which could materially affect the Company’s results of operations in the period in which such changes are recognized.

Classification of Construction Contract-Related Assets and Liabilities

Contract costs include all direct subcontract, material and labor costs, and those indirect costs related to contract performance, such as indirect labor, supplies, tools, insurance, repairs, maintenance, communications and use of Company-owned equipment. Contract revenues are earned and matched with related costs as incurred.

Costs and estimated earnings in excess of billings on uncompleted contracts are presented as a current asset in the accompanying consolidated balance sheets, and billings in excess of costs and estimated earnings on uncompleted contracts are presented as a current liability in the accompanying consolidated balance sheets. The Company’s contracts vary in duration, with the duration of some larger contracts exceeding one year. Consistent with industry practice, the Company includes the amounts realizable and payable under contracts, which may extend beyond one year, in current assets and current liabilities. These balances are generally settled within one year.
For an approved change order which can be reliably estimated as to price, the anticipated revenues and costs associated with the change order are added to the total contract value and total estimated costs of the project, respectively. When costs are incurred for a) an unapproved change order which is probable to be approved or b) an approved change order which cannot be reliably estimated as to price, the total anticipated costs of the change order are added to both the total contract value and total estimated costs for the project. Once a change order becomes approved and reliably estimable, any margin related to the change order is added to the total contract value of the project. The Company actively engages in substantive meetings with its customers to complete the final approval process and generally expects these processes to be completed within a year. The amounts ultimately realized upon final acceptance by its customers could be higher or lower than such estimated amounts.

Provisions for losses on uncompleted contracts are made in the period in which such losses become evident. The Company may incur costs subject to change orders, whether approved or unapproved by the customer, and/or claims related to certain contracts. Management determines the probability that such costs will be recovered based upon engineering studies and legal opinions, past practices with the customer and specific discussions, correspondence and/or preliminary negotiations with the customer.

Self-Insurance
Self-Insurance

The Company is self-insured up to the amount of its deductible for its medical and workers’ compensation insurance policies. For the years ended December 31, 2018, 2017 and 2016, the Company maintained insurance policies subject to per claim deductibles of $0.5 million, for its workers' compensation policy. Liabilities under these insurance programs are accrued based upon management’s estimates of the ultimate liability for claims reported and an estimate of claims incurred but not reported with assistance from third-party actuaries. The Company’s liability for employee group medical claims is based on analysis of historical claims experience and specific knowledge of actual losses that have occurred. The Company is also required to post letters of credit and provide cash collateral to certain of its insurance carriers and to obtain surety bonds in certain states.

The Company’s self-insurance liability is reflected in the consolidated balance sheets within accrued liabilities. The determination of such claims and expenses and the appropriateness of the related liability is reviewed and updated quarterly, however, these insurance liabilities are difficult to assess and estimate due to unknown factors, including the severity of an injury, the determination of the Company’s liability in proportion to other parties and the number of incidents not reported. Accruals are based upon known facts and historical trends. Although management believes its accruals are adequate, a change in experience or actuarial assumptions could materially affect the Company’s results of operations in a particular period.

Company-Owned Life Insurance		Company-Owned Life Insurance The Company has life insurance policies on certain key executives. Company-owned life insurance is recorded at its cash surrender value or the amount that can be realized.
Leases
Leases

The Company leases certain real estate, construction equipment and office equipment. The terms and conditions of leases (such as renewal or purchase options and escalation clauses), if material, are reviewed at inception to determine the classification (operating or capital) of the lease. Nonperformance-related default covenants, cross-default provisions, subjective default provisions and material adverse change clauses contained in material lease agreements, if any, are also evaluated to determine whether those clauses affect lease classification.

Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

Property, plant and equipment is recorded at cost, or if acquired in a business combination, at the acquisition-date fair value. Depreciation of property, plant and equipment, including property and equipment under capital leases, is computed using the straight-line method over the estimated useful lives of the respective assets. Leasehold improvements are depreciated over the shorter of the term of the lease or the estimated useful lives of the improvements. Expenditures for repairs and maintenance are charged to expense as incurred, and expenditures for betterments and major improvements are capitalized and depreciated over the remaining useful lives of the assets. The carrying amounts of assets sold or retired and the related accumulated depreciation are eliminated in the year of disposal, with resulting gains or losses included in other income or expense.

The assets’ estimated lives used in computing depreciation for property, plant and equipment are as follows:

Buildings and leasehold improvements	2 to 39 years
Construction equipment	3 to 15 years
Office equipment, furniture and fixtures	3 to 7 years
Vehicles	3 to 5 years

Intangible Assets, Net
Intangible Assets, Net

The Company's intangible assets represent finite-lived assets that were acquired in a business combination, consisting of customer relationships, trade names and backlog, and are recorded at acquisition-date fair value. These assets are amortized over their estimated lives, which are generally based on contractual or legal rights. Amortization of customer relationship and trade name intangibles is recorded within selling, general and administrative expenses in the consolidated statements of operations, and amortization of backlog intangibles is recorded within cost of revenue. The straight-line method of amortization is used because it best reflects the pattern in which the economic benefits of the intangibles are consumed or otherwise used up. The amounts and useful lives assigned to intangible assets acquired impact the amount and timing of future amortization.

Impairment of Property, Plant and Equipment and Intangibles
Impairment of Property, Plant and Equipment and Intangibles

Management reviews long-lived assets that are held and used for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. If an evaluation is required, the estimated future undiscounted cash flows associated with the asset are compared with the asset’s carrying amount to determine if there has been an impairment, which is calculated as the difference between the fair value of an asset and its carrying value. Estimates of future undiscounted cash flows are based on expected growth rates for the business, anticipated future economic conditions and estimates of residual values. Fair values take into consideration management’s estimates of risk-adjusted discount rates, which are believed to be consistent with assumptions that marketplace participants would use in their estimates of fair value.

Goodwill
Goodwill

Goodwill represents the excess purchase price paid over the fair value of acquired intangible and tangible assets. The Company applies the provisions of Accounting Standards Codification (“ASC”) Topic 350, Intangibles - Goodwill and Other. Accordingly, goodwill is not amortized but rather is assessed at least annually for impairment on July 1st and tested for impairment more frequently if events and circumstances indicate that the asset might be impaired. The Company may assess its goodwill for impairment initially using a qualitative approach to determine whether conditions exist to indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying value. If management concludes, based on its assessment of relevant events, facts and circumstances, that it is more likely than not that a reporting unit’s carrying value is greater than its fair value, then a quantitative analysis will be performed to determine if there is any impairment.

The Company may also elect to initially perform a quantitative analysis instead of starting with a qualitative approach. The quantitative assessment for goodwill was historically a two-step process. As discussed below, as of January 1, 2018, the Company adopted Accounting Standards Update ("ASU") 2017-04, Intangibles - Goodwill and Other, Simplifying the Accounting for Goodwill Impairment, which removed the second step of the quantitative goodwill impairment test. The first (and now final) step requires comparing the carrying value of a reporting unit, including goodwill, to its fair value using the income approach. The income approach uses a discounted cash flow model, which involves significant estimates and assumptions, including preparation of revenue and profitability growth forecasts, selection of a discount rate and selection of a terminal year multiple. If the fair value of the respective reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, the Company would record an impairment charge equal to the difference, not to exceed the carrying amount of goodwill.

Business Combinations/Contingent Consideration
Business Combinations

The Company accounts for its business combinations in accordance with ASC 805, Business Combinations, which requires an acquirer to recognize and measure in its financial statements the identifiable assets acquired, the liabilities assumed and any non-controlling interests (if applicable) in the acquiree at the acquisition date. The purchase is accounted for using the acquisition method, and the fair value of purchase consideration is allocated to the tangible and intangible assets acquired and the liabilities assumed based on their estimated fair values. The excess, if any, of the fair value of the purchase consideration over the fair value of the identifiable net assets is recorded as goodwill. Conversely, the excess, if any, of the net fair values of the identifiable net assets over the fair value of the purchase consideration is recorded as a gain. The fair values of net assets acquired are calculated using expected cash flows and industry-standard valuation techniques, and these valuations require management to make significant estimates and assumptions. These estimates and assumptions are inherently uncertain, and as a result, actual results may materially differ from estimates. Significant estimates include, but are not limited to, future expected cash flows, useful lives and discount rates. During the measurement period, which is one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed, with a corresponding offset to either goodwill or gain, depending on whether the fair value of purchase consideration is in excess of or less than net assets acquired. Upon the conclusion of the measurement period, any subsequent adjustments are recorded to earnings. Acquisition costs related to business combinations are expensed as incurred.

Contingent Consideration

As part of the Merger, the Company agreed to issue additional common shares to the Seller upon satisfaction of financial targets for 2018 and 2019. This contingent liability, which is presented as contingent consideration in the consolidated balance sheet, was measured at its estimated fair value as of the Closing Date using a Monte Carlo simulation and subsequent changes in fair value are recorded within other (expense) income, net in the consolidated statement of operations. See Note 8. Fair Value of Financial Instruments for further discussion.

Debt Issuance Costs
Debt Issuance Costs

Financing costs incurred with securing a term loan are deferred and amortized to interest expense, net over the maturity of the respective loan using the effective interest method and are presented as a direct deduction from the carrying amount of the related debt. Financing costs incurred with securing a revolving line of credit are deferred and amortized to interest expense, net over the contractual term of the arrangement on a straight-line basis and are presented as a direct deduction from the carrying amount of the related debt.

Stock-Based Compensation
Stock-Based Compensation

IEA has an equity plan which grants stock options (“Options”) and restricted stock units (“RSUs”) to certain key employees and members of the Board of Directors of the Company (the “Board”) for their services on the Board. The Company recognizes compensation expense for these awards in accordance with the provisions of ASC 718, Stock Compensation, which requires the recognition of expense related to the fair value of the awards in the Company’s consolidated statement of operations.

The Company estimates the grant-date fair value of each award at issuance. For awards subject to service-based vesting conditions, the Company recognizes compensation expense equal to the grant-date fair value on a straight-line basis over the requisite service period, which is generally the vesting term. Forfeitures are accounted for when incurred. For awards subject to both performance and service-based vesting conditions, the Company recognizes stock-based compensation expense using the straight-line recognition method when it is probable that the performance condition will be achieved.

Income Taxes
Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. Where applicable, the Company records a valuation allowance to reduce any deferred tax assets that it determines will not be realizable in the future.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “2017 Tax Act”), which enacted major changes to the U.S. tax code, including a reduction in the U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018. As a result, the Company’s U.S. deferred income tax balances were required to be remeasured in 2017. Management considered the implications of the 2017 Tax Act, including the rate change, 100% immediate expensing, toll charge, Alternative Minimum Tax (“AMT”) credit change and state impacts on the calculation of the provision for income taxes for the year ended December 31, 2017. The effect of these changes in tax law was $0.3 million, which the Company recognized within the provision for income taxes in the consolidated statement of operations for the year ended December 31, 2017.

The Company recognizes the benefit of an uncertain tax position that it has taken or expects to take on income tax returns it files if such tax position is more likely than not to be sustained on examination by the taxing authorities, based on the technical merits of the position. These tax benefits are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.

Litigation and Contingencies
Litigation and Contingencies

Accruals for litigation and contingencies are reflected in the consolidated financial statements based on management’s assessment, including advice of legal counsel, of the expected outcome of litigation or other dispute resolution proceedings and/or the expected resolution of contingencies. Liabilities for estimated losses are accrued if the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated. Significant judgment is required in both the determination of probability of loss and the determination as to whether the amount is reasonably estimable. Accruals are based only on information available at the time of the assessment due to the uncertain nature of such matters. As additional information becomes available, management reassesses potential liabilities related to pending claims and litigation and may revise its previous estimates, which could materially affect the Company’s results of operations in a given period.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The Company applies ASC 820, Fair Value Measurement, which establishes a framework for measuring fair value and clarifies the definition of fair value within that framework. ASC 820 defines fair value as an exit price, which is the price that would be received for an asset or paid to transfer a liability in the Company’s principal or most advantageous market in an orderly transaction between market participants on the measurement date. The fair value hierarchy established in ASC 820 generally requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the entity’s own assumptions based on market data and the entity’s judgments about the assumptions that market participants would use in pricing the asset or liability and are to be developed based on the best information available in the circumstances.

The valuation hierarchy is composed of three levels. The classification within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The levels within the valuation hierarchy are described below:
Level 1 - Assets and liabilities with unadjusted, quoted prices listed on active market exchanges. Inputs to the fair value measurement are observable inputs, such as quoted prices in active markets for identical assets or liabilities.
Level 2 - Inputs to the fair value measurement are determined using prices for recently traded assets and liabilities with similar underlying terms, as well as direct or indirect observable inputs, such as interest rates and yield curves that are observable at commonly quoted intervals.
Level 3 - Inputs to the fair value measurement are unobservable inputs, such as estimates, assumptions and valuation techniques when little or no market data exists for the assets or liabilities.

Fair values of financial instruments are estimated using public market prices, quotes from financial institutions and other available information.

Segments
Reportable Segments

We segregate our business into two reportable segments: the Renewables (“Renewables”) segment and the Heavy Civil and Industrial (“Specialty Civil”) segment. See Note 13. Segments for a description of the reportable segments and their operations.

Segments

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company’s chief operating decision makers are the chief executive officer and chief financial officer. The Company operates as a single segment and therefore reports its operations as one reportable segment.

Discontinued Operations
Discontinued Operations

The Company accounts for business dispositions, businesses held for sale and abandonments in accordance with ASC 205-20, Discontinued Operations. ASC 205-20 requires the results of operations of business dispositions to be segregated from continuing operations and reflected as discontinued operations in current and prior periods. See Note 2. Merger, Acquisitions and Discontinued Operations for further information.

New Accounting Pronouncements
New Accounting Pronouncements

The effective dates shown in the following pronouncements are based on the Company's current status as an “emerging growth company.”

In May 2014, the Financial Accounting Standards Board ("FASB") issued guidance on the recognition of revenue from contracts with customers. The core principle of the guidance is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration which the company expects to receive in exchange for those goods or services. To achieve this core principle, the guidance provides a five-step analysis of transactions to determine when and how revenue is recognized. The guidance addresses several areas including transfer of control, contracts with multiple performance obligations, and costs to obtain and fulfill contracts. The guidance also requires additional disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. The standard will be effective for our fiscal year 2019 annual financial statements and for interim periods beginning in fiscal year 2020.

The Company has substantially completed its assessment of the potential effects of these ASUs on its consolidated financial statements, business processes, systems and controls.  The Company’s assessment included a detailed review of representative contracts at each of the Company’s segments and a comparison of its historical accounting policies and practices to the new standard. Based on the Company’s review of various types of revenue arrangements, the Company expects to recognize revenue and earnings over time utilizing the cost-to-cost measure of progress for its fixed price contracts and other service agreements, consistent with current practice.  For these contracts, the cost-to-cost measure of progress best depicts the transfer of control of goods or services to the customer under the new standard. The Company has substantially completed its analysis of the information necessary to enable the preparation of the financial statements and related disclosures under the new standard. As part of this analysis, the Company evaluated its information technology capabilities and systems, and does not expect to incur significant information technology costs to modify systems currently in place. The Company will implement targeted changes to its internal reporting processes to facilitate gathering the data needed for reporting and disclosure under the new standard. The Company will also implement updates to its control processes and procedures, as necessary, based on changes resulting from the new standard. The Company does not expect any such updates to materially affect the Company’s internal controls over financial reporting.

The Company anticipates adopting the standard using the modified retrospective transition approach.  Under this approach, the new standard would apply to all new contracts initiated on or after January 1, 2019.  For existing contracts that have remaining obligations as of January 1, 2019, any difference between the recognition criteria in these ASUs and the Company’s current revenue recognition practices would be recognized using a cumulative effect adjustment to the opening balance of retained earnings.  Any potential effect of adoption of these ASUs has not yet been quantified; however, the Company anticipates the adoption will have an impact on both the amount and timing of revenue recognition related to unapproved change orders.  The Company is training its impacted employees in business segments for the implementation of the new standard, and continues developing the disclosures required by the new standard. The Company is also reviewing certain contracts entered into by its business segments subsequent to its initial assessment that are expected to have performance obligations remaining as of January 1, 2019 for any cumulative effect adjustments that may be required upon adoption.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). Under ASU 2016-02, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: 1) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis, and 2) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. ASU 2016-02 required entities to adopt the new leases standard using a modified retrospective method and initially apply the related guidance at the beginning of the earliest period presented in the financial statements.  During July 2018, the FASB issued ASU 2018-11, which allows for an additional and optional transition method under which an entity would record a cumulative-effect adjustment at the beginning of the period of adoption. See Note 10. Commitments and Contingencies for additional information about our leases. The Company will early adopt the standard and it will be effective for our fiscal year 2019 annual financial statements and for interim periods beginning in fiscal year 2020. The Company is in the process of implementing leasing software to assist in the integration of the future standard.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates certain disclosure requirements for recurring and non-recurring fair value measurements, such as the amount of and reason for transfers between Level 1 and Level 2 of the fair value hierarchy, and adds new disclosure requirements for Level 3 measurements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, with early adoption permitted for any eliminated or modified disclosures. Certain disclosures per ASU 2018-13 are required to be applied on a retrospective basis and others on a prospective basis. The Company is currently assessing the impact these changes will have on its disclosure requirements for fair value measurement.

Management has evaluated other recently issued accounting pronouncements and does not believe that they will have a significant impact on the financial statements and related disclosures.

Recently Adopted Accounting Standards - Guidance Adopted in 2018

In March 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which simplifies several aspects of the accounting for employee share-based payment transactions including the accounting for income taxes, forfeitures and statutory tax withholding requirements, as well as classification of related amounts within the statement of cash flows. This ASU, which the Company adopted early (based on its “emerging growth company” status) as of January 1, 2018, did not have a material effect on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 eliminates the diversity in practice related to the classification of certain cash receipts and payments for debt prepayment or extinguishment costs, the maturing of a zero-coupon bond, the settlement of contingent liabilities arising from a business combination, proceeds from insurance settlements, distributions from certain equity method investees and beneficial interests obtained in a financial asset securitization. ASU 2016-15 designates the appropriate cash flow classification, including requirements to allocate certain components of these cash receipts and payments among operating, investing and financing activities, and is required to be applied retrospectively. This ASU, which the Company adopted early (based on its “emerging growth company” status) as of January 1, 2018, did not have a material effect on the Company’s consolidated statements of cash flows.

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350), Simplifying the Accounting for Goodwill Impairment. ASU 2017-04 removes the second step of the two-step goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. All other goodwill impairment guidance will remain largely unchanged. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary. The standard must be applied on a prospective basis. This ASU, which the Company adopted early as of January 1, 2018, did not have a material effect on the Company’s consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01, Business Combinations (Topic 805), Clarifying the Definition of a Business, which amends the current definition of a business. Under ASU 2017-01, to be considered a business, an acquisition would have to include an input and a substantive process that together significantly contributes to the ability to create outputs. ASU 2017-01 further states that when substantially all of the fair value of gross assets acquired is concentrated in a single asset (or a group of similar assets), the assets acquired would not represent a business. The new guidance also narrows the definition of the term “outputs” to be consistent with how it is described in Topic 606, Revenue from Contracts with Customers. The changes to the definition of a business will likely result in more acquisitions being accounted for as asset acquisitions. The amendments should be applied prospectively on or after the effective dates. Accordingly, the Company’s early adoption of this ASU (based on its “emerging growth company” status) as of January 1, 2018 did not have an impact on the Company’s historical financial statements. Based on the Company’s evaluation of the new guidance, the Company determined that its acquisition of CCS and its acquisition of William Charles both qualify to be accounted for as business combinations. See Note 2. Merger, Acquisitions and Discontinued Operations for further discussion of these acquisitions.

In March 2018, the FASB issued ASU 2018-05, Income Taxes (Topic 740) - Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118. This ASU was effective upon issuance and added seven paragraphs to ASC 740, Income Taxes, that contain Securities and Exchange Commission (“SEC”) guidance related to the application of GAAP when preparing an initial accounting of the income tax effects of the 2017 Tax Act which, among other things, allows for a measurement period not to exceed one year for companies to finalize the provisional amounts recorded as of December 31, 2017. Accordingly, the Company finalized its initial accounting of the income tax effects of the 2017 Tax Act during the year ended December 31, 2018, with no adjustments to the provisional amounts initially recognized as of December 31, 2017.

Recently Issued Accounting Standards Not Yet Adopted

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which replaces most existing revenue recognition guidance in GAAP. The core principle of the guidance is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration the company expects to receive in exchange for those goods or services. To achieve this core principle, the guidance provides a five-step analysis of transactions to determine when and how revenue is recognized. The guidance addresses several areas including transfer of control, contracts with multiple performance obligations and costs to obtain and fulfill contracts. The guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. In August 2015, the FASB issued additional guidance deferring the effective date for one year while allowing entities the option to adopt one year early. For public companies, the guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that annual reporting period. For as long as the Company remains an “emerging growth company,” the guidance will be effective for its fiscal year 2019 annual financial statements and for interim periods beginning in fiscal year 2020. Under the guidance, there are two acceptable adoption methods: (i) full retrospective adoption to each prior reporting period presented with the option to elect certain practical expedients; or (ii) modified retrospective adoption with the cumulative effect of initially applying the guidance recognized at the date of initial application and providing certain additional disclosures. The Company continues to evaluate the impact the adoption of this new standard will have on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which is effective for annual reporting periods beginning after December 15, 2018. Under ASU 2016-02, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: i) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis, and ii) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. ASU 2016-02 requires entities to adopt the new lease standard using a modified retrospective method and initially apply the related guidance at the beginning of the earliest period presented in the financial statements. During July 2018, the FASB issued ASU 2018-11, which allows for an additional and optional transition method under which an entity would record a cumulative-effect adjustment at the beginning of the period of adoption. See Note 10. Commitments and Contingencies for additional information about the Company's leases. For as long as the Company remains an “emerging growth company,” the new guidance will be effective for its fiscal year 2020 annual financial statements and for the interim statements beginning in fiscal year 2020.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates certain disclosure requirements for recurring and non-recurring fair value measurements, such as the amount of and reason for transfers between Level 1 and Level 2 of the fair value hierarchy, and adds new disclosure requirements for Level 3 measurements. This ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, with early adoption permitted for any eliminated or modified disclosures. Certain disclosures per this ASU are required to be applied on a retrospective basis and others on a prospective basis. The Company is currently assessing the impact these changes will have on its disclosure requirements for fair value measurement.

Management has evaluated other recently issued accounting pronouncements and does not believe that they will have a significant impact on the Company's consolidated financial statements and related disclosures.